FolioBeyond Alternative Income and Interest Rate Hedge ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 94.7%	Par	Value
Federal Home Loan Mortgage Corp.
Series 5058, Class IP, 3.50%, 12/25/2050 (a)	$18,283,863	$3,690,203
Series 5151, Class HI, 4.00%, 08/25/2050 (a)	14,906,955	3,505,994
Series 5153, Class PI, 3.00%, 10/25/2051 (a)	40,838,448	5,579,120
Series 5191, Class IJ, 3.00%, 02/25/2052 (a)	42,342,538	5,347,996
Series 5206, Class XI, 3.50%, 08/25/2051 (a)	18,805,378	2,498,462
Series 5211, Class IH, 3.50%, 04/25/2052 (a)	19,897,836	3,311,521
Series 5410, Class IO, 4.00%, 05/25/2052 (a)	55,142,487	7,543,707
Series 5445, Class IO, 3.00%, 02/25/2052 (a)	42,377,705	5,628,488
Series 5446, Class EI, 6.00%, 08/25/2054 (a)	9,664,736	2,344,760
Federal Home Loan Mortgage Corporation REMICs
Series 4591, Class QI, 3.50%, 04/15/2046 (a)	2,724,395	448,104
Series 4912, Class PI, 4.00%, 06/25/2049 (a)	994,292	203,527
Series 4998, Class GI, 4.00%, 08/25/2050 (a)	1,886,687	386,580
Series 5018, Class IN, 5.50%, 10/25/2050 (a)	3,436,484	925,084
Series 5023, Class IB, 4.50%, 10/25/2050 (a)	3,278,703	740,719
Series 5070, Class IH, 3.50%, 02/25/2051 (a)	3,954,943	800,227
Series 5086, Class BI, 3.00%, 03/25/2051 (a)	3,590,218	618,724
Series 5094, Class CI, 3.50%, 04/25/2036 (a)	4,257,955	414,997
Series 5102, Class MI, 4.50%, 04/25/2051 (a)	7,202,396	1,697,188
Series 5145, Class IH, 3.00%, 09/25/2051 (a)	1,660,440	282,392
Series 5159, Class BI, 3.00%, 03/25/2050 (a)	1,158,528	203,423
Series 5162, Class CI, 3.00%, 11/25/2050 (a)	10,861,122	1,893,742
Series 5169, Class IY, 4.00%, 01/25/2049 (a)	4,823,207	1,030,703
Series 5205, Class PI, 3.00%, 03/25/2052 (a)	9,012,515	970,516
Series 5227, Class BI, 3.50%, 08/25/2048 (a)	3,025,396	399,531
Series 5228, Class DI, 4.50%, 01/25/2046 (a)	6,729,627	985,714
Series 5236, Class UI, 4.00%, 12/15/2047 (a)	10,406,114	1,705,563
Series 5267, Class GI, 5.00%, 07/25/2047 (a)	2,760,728	343,461
Series 5274, Class PI, 5.50%, 02/25/2044 (a)	2,639,483	422,473
Federal Home Loan Mortgage Corporation Strips, Series 363, Class C18, Pool S1-5439, 4.50%, 09/15/2048 (a)	2,139,164	485,036
Federal National Mortgage Association
Series 2019-65, Class HI, 4.00%, 11/25/2049 (a)	745,794	160,719
Series 2020-88, Class IA, 3.50%, 11/25/2046 (a)	6,608,174	1,003,404
Series 2021-17, Class IA, 2.50%, 04/25/2051 (a)	18,069,928	2,662,123
Series 2021-25, Class IJ, 3.50%, 05/25/2051 (a)	15,377,406	3,086,731
Series 2021-69, Class HI, 4.00%, 01/25/2051 (a)	18,950,888	4,394,836
Series 2022-10, Class PI, 3.50%, 04/25/2051 (a)	14,870,987	2,437,159
Series 2022-18, Class DI, 3.50%, 07/25/2046 (a)	40,937,744	5,332,935
Series 2022-56, Class IA, 3.50%, 04/25/2052 (a)	33,802,762	4,301,097
Series 2023-25, Class CI, 3.00%, 02/25/2052 (a)	24,537,574	3,650,467
Series 2024-9, Class GI, 3.50%, 10/25/2049 (a)	35,337,251	5,230,443
Federal National Mortgage Association REMICs
Series 2018-1, Class IY, 4.50%, 02/25/2048 (a)	3,638,544	818,120
Series 2018-56, Class IO, 4.00%, 08/25/2048 (a)	1,550,494	316,872
Series 2020-20, Class GI, 3.50%, 04/25/2050 (a)	2,224,087	424,575
Series 2020-44, Class AI, 4.00%, 07/25/2050 (a)	1,772,352	357,469
Series 2020-78, Class KI, 4.00%, 07/25/2049 (a)	6,883,406	1,366,439
Series 2020-8, Class CI, 3.50%, 02/25/2050 (a)	1,462,087	260,231
Series 2021-17, Class IG, 4.00%, 02/25/2051 (a)	1,383,493	296,775
Series 2021-26, Class EI, 3.50%, 05/25/2041 (a)	1,001,782	138,550
Series 2021-30, Class NI, 4.50%, 03/25/2048 (a)	3,179,915	466,388
Series 2021-36, Class HI, 3.50%, 06/25/2051 (a)	3,457,949	695,560
Series 2021-73, Class EI, 3.50%, 11/25/2051 (a)	972,998	184,522
Series 2021-79, Class LI, 3.00%, 11/25/2051 (a)	2,816,654	451,121
Series 2022-87, Class BI, 5.50%, 11/25/2048 (a)	1,330,313	171,029
Government National Mortgage Association
Series 11/20/2050, Class IC, 2.50%, 11/20/2050 (a)	4,237,404	226,382
Series 2019-119, Class IN, 5.00%, 09/20/2049 (a)	1,649,050	417,176
Series 2019-151, Class DI, 3.50%, 11/20/2048 (a)	4,227,772	653,092
Series 2019-27, Class PI, 4.50%, 02/20/2049 (a)	279,561	48,526
Series 2019-70, Class PI, 4.50%, 05/20/2048 (a)	1,723,116	281,933
Series 2020-1, Class PI, 4.50%, 01/20/2050 (a)	7,597,472	1,723,780
Series 2020-104, Class PI, 4.00%, 12/20/2049 (a)	2,840,437	514,499
Series 2020-167, Class EI, 4.50%, 02/20/2049 (a)	3,392,479	773,950
Series 2020-167, Class ID, 4.00%, 11/20/2050 (a)	7,221,621	1,556,745
Series 2020-17, Class BI, 5.00%, 02/20/2050 (a)	567,831	128,755
Series 2020-191, Class UE, 4.00%, 12/20/2050 (a)	868,257	187,456
Series 2020-35, Class DI, 3.50%, 03/20/2050 (a)	622,884	102,320
Series 2020-51, Class EI, 4.50%, 01/20/2050 (a)	3,281,840	702,104
Series 2020-93, Class PI, 3.00%, 04/20/2050 (a)	3,301,570	446,727
Series 2021-161, Class IC, 4.50%, 09/20/2051 (a)	2,047,075	469,589
Series 2021-161, Class XI, 3.50%, 09/20/2051 (a)	2,158,398	425,676
Series 2021-176, Class GI, 3.00%, 10/20/2051 (a)	2,480,114	403,876
Series 2021-177, Class LI, 3.00%, 10/20/2051 (a)	21,288,043	3,054,223
Series 2021-225, Class IP, 3.00%, 12/20/2051 (a)	29,599,802	3,296,995
Series 2021-58, Class EI, 3.50%, 04/20/2051 (a)	4,272,144	806,736
Series 2022-34, Class TI, 3.50%, 06/20/2049 (a)	5,239,684	880,268
Series 2022-51, Class GI, 4.00%, 03/20/2052 (a)	17,377,133	3,921,989
Series 2022-6, Class PI, 3.50%, 01/20/2052 (a)	18,231,937	2,954,675
Series 2022-61, Class GI, 3.00%, 11/20/2046 (a)	11,923,472	1,653,395
Series 2022-65, Class HI, 4.00%, 01/20/2050 (a)	4,672,680	736,824
Series 2022-81, Class GI, 3.50%, 03/20/2052 (a)	36,929,011	4,749,241
Series 2022-90, Class QI, 4.00%, 11/20/2047 (a)	5,074,568	506,483
Series 2023-18, Class IB, 5.00%, 02/20/2053 (a)	13,446,358	3,149,526
Series 2023-192, Class IE, 4.50%, 09/20/2049 (a)	25,647,677	5,333,032
Series 2024-26, Class LI, 5.00%, 02/20/2054 (a)	1,010,298	203,461
Series 2024-4, Class GI, 5.00%, 02/20/2053 (a)	21,208,990	5,207,793
Series 2024-4, Class IO, 3.00%, 09/20/2051 (a)	33,937,199	4,960,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,425,543)		143,092,882

SHORT-TERM INVESTMENTS - 7.4%	Shares
Money Market Funds - 7.4%
First American Government Obligations Fund - Class X, 4.25% (b)	11,136,281	11,136,281
TOTAL SHORT-TERM INVESTMENTS (Cost $11,136,281)		11,136,281

TOTAL INVESTMENTS - 102.1% (Cost $142,561,824)		154,229,163
Liabilities in Excess of Other Assets - (2.1)%		(3,152,481)
TOTAL NET ASSETS - 100.0%		$151,076,682
two		–%
Percentages are stated as a percent of net assets.		–%
REMIC – Real Estate Mortgage Investment Conduit

(a)	Interest only security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$143,092,882	$–	$143,092,882
Money Market Funds	11,136,281	–	–	11,136,281
Total Investments	$11,136,281	$143,092,882	$–	$154,229,163

Refer to the Schedule of Investments for further disaggregation of investment categories.